Expense by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 17,478	¥ 14,967	¥ 10,323
Advertising agency fees	505	233	204
Employee benefits expenses (note ii and note iii)	3,004	2,527	2,077
Promotion and advertising expenses	¥ 2,227	¥ 1,823	¥ 1,511